Loans - Schedule of Long-Term Bank Loans (Parentheticals) (Details)	6 Months Ended
Jun. 30, 2026
April 18, 2025 to March 31, 2035 [Member] | The Kumamoto Bank [Member]
Schedule of Long-Term Bank Loans [Line Items]
Interest rate	1.585%